16. Other Temporary Investments	12 Months Ended
Dec. 31, 2017
Other Temporary Investments
Other Temporary Investments

				Stock exchange		Stock exchange
		Shares		quotation		quotation
Investment	Investor	(quantity)	Type	per share (R$)	12.31.2017	per share (R$)	12.31.2016
Companhia de Saneamento do Paraná - Sanepar (16.1)	Copel	36,343,267	Preferred	-	-	10.75	390,690
Other investments	Copel				18,727		17,607
					18,727		408,297

16.1    Joining the Sanepar’s Units Program and public offering of Units

On November 17, 2017, Copel requested the conversion of shares and for joining Sanepar’s Units Program, which occurred on November 21, 2017. The units held by Copel and Copel Energia are composed by one common share and four preferred shares issued by Sanepar.

Copel, holder of 36,343,267 preferred shares issued by Sanepar, requested the conversion of 7,268,655 into common shares and the formation of 7,268,653 Units. Copel Energia, in turn, holder of 7,956,306 common shares issued by Sanepar acquired on March 13, 2017 (Note 18.5), requested the conversion of 6,365,044 into preferred shares and the formation of 1,591,261 Units.

On December 21, 2017, the bookbuilding of the secondary public offering with restricted placement efforts of Units issued by Sanepar was concluded, setting the price to R$55.20 per Unit. Copel and Copel Energia participated as sellers and sold all their Units, consequently receiving cash proceeds of R$484,608.

The settlement of the Restrictive Public Offering occurred on December 18, 2017. The gain from this transaction totaled R$28,650 (Note 33.6).